Credit Quality Indicators - Dealer (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 Loan		Dec. 31, 2012 Loan		Mar. 31, 2012	Dec. 31, 2011 Loan
Financing Receivable, Recorded Investment [Line Items]
Total Contracts Outstanding	145,210	[1]	140,748			137,293
Percentage of Portfolio Contracts	100.00%		100.00%			100.00%
PrincipalBalances	$ 1,707,051		$ 1,601,710		$ 1,566,492	$ 1,466,680
Percentage of Portfolio Principal	100.00%		100.00%			100.00%
Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Total Contracts Outstanding			4,777
Percentage of Portfolio Contracts			100.00%
PrincipalBalances			49,270
Percentage of Portfolio Principal			100.00%
Average Advance Rate			74.40%
A Plus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	555	[2]	556	[2],[3]		557	[3]
Total Contracts Outstanding	15,019	[1]	14,660			14,270
Percentage of Portfolio Contracts	10.30%		10.40%			10.40%
PrincipalBalances	178,406		169,023			156,935
Percentage of Portfolio Principal	10.50%		10.60%			10.70%
A Plus | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			557	[3]
Total Contracts Outstanding			319
Percentage of Portfolio Contracts			6.70%
PrincipalBalances			3,399
Percentage of Portfolio Principal			6.90%
Average Advance Rate			79.20%
A
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	540	[2]	539	[2],[3]		538	[3]
Total Contracts Outstanding	26,575	[1]	25,998			24,954
Percentage of Portfolio Contracts	18.30%		18.50%			18.20%
PrincipalBalances	317,210		301,173			274,269
Percentage of Portfolio Principal	18.60%		18.80%			18.70%
A | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			541	[3]
Total Contracts Outstanding			706
Percentage of Portfolio Contracts			14.80%
PrincipalBalances			7,744
Percentage of Portfolio Principal			15.70%
Average Advance Rate			77.50%
B
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	517	[2]	517	[2],[3]		516	[3]
Total Contracts Outstanding	54,078	[1]	52,476			50,582
Percentage of Portfolio Contracts	37.30%		37.30%			36.80%
PrincipalBalances	648,685		612,084			561,738
Percentage of Portfolio Principal	38.00%		38.20%			38.30%
B | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			531	[3]
Total Contracts Outstanding			1,617
Percentage of Portfolio Contracts			33.80%
PrincipalBalances			17,092
Percentage of Portfolio Principal			34.70%
Average Advance Rate			75.50%
C
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	504	[2]	503	[2],[3]		500	[3]
Total Contracts Outstanding	41,790	[1]	40,066			38,756
Percentage of Portfolio Contracts	28.80%		28.40%			28.20%
PrincipalBalances	483,127		445,497			397,470
Percentage of Portfolio Principal	28.30%		27.80%			27.10%
C | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			521	[3]
Total Contracts Outstanding			1,598
Percentage of Portfolio Contracts			33.40%
PrincipalBalances			16,185
Percentage of Portfolio Principal			32.80%
Average Advance Rate			72.50%
C Minus
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score	489	[2]	488	[2],[3]		486	[3]
Total Contracts Outstanding	5,546	[1]	5,447			6,400
Percentage of Portfolio Contracts	3.80%		3.90%			4.70%
PrincipalBalances	56,882		53,512			55,734
Percentage of Portfolio Principal	3.30%		3.30%			3.80%
C Minus | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			508	[3]
Total Contracts Outstanding			366
Percentage of Portfolio Contracts			7.70%
PrincipalBalances			3,342
Percentage of Portfolio Principal			6.80%
Average Advance Rate			70.80%
D | Dealer Loans Auto Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Average FICO Score			497	[3]
Total Contracts Outstanding			171
Percentage of Portfolio Contracts			3.60%
PrincipalBalances			$ 1,508
Percentage of Portfolio Principal			3.10%
Average Advance Rate			67.60%

[1]	Excludes Carvana originations.
[2]	Average FICO score is provided as an external metric of credit quality. FICO score is not utilized as the primary tool in determining internal credit grade.
[3]	Average FICO score is provided as an external metric of credit quality, but is generally not utilized to determine internal credit grade. Our internal scoring model is the primary driver of our internal credit grade. Average FICO presented excludes originations with no FICO.